SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Shares, Outstanding at Beginning of Year	952,025	842,650	842,650
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 5.76	$ 6.24	$ 6.24
Shares, Granted	141,875	312,500
Weighted-Average Exercise Price, Granted	$ 11.76	$ 2.96
Shares, Exercised	(62,500)	(158,750)
Weighted-Average Exercise Price, Exercised	$ 4.72	$ 1.28
Shares, Forfeited or Canceled	(137,963)	(44,375)
Weighted-Average Exercise Price, Forfeited or Canceled	$ 7.44	$ 8.96
Shares, Outstanding at End of Year	893,438	952,025	952,025	842,650
Weighted-Average Exercise Price, Outstanding at End of Year	$ 6.80	$ 5.76	$ 5.76	$ 6.24
Shares, Options Exercisable at End of Year	891,563	952,025
Weighted-Average Exercise Price, Options Exercisable at End of Year	$ 6.80	$ 5.76
Weighted-Average Fair Value of Options Granted During the Period	$ 5.68	$ 2.00
Previously Reported [Member]
Shares, Outstanding at Beginning of Year	7,147,500	7,616,200	7,616,200	6,741,200
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 0.85	$ 0.72	$ 0.72	$ 0.78
Shares, Granted			1,135,000	2,500,000
Weighted-Average Exercise Price, Granted			$ 1.47	$ 0.37
Shares, Exercised			(500,000)	(1,270,000)
Weighted-Average Exercise Price, Exercised			$ 0.59	$ 0.16
Shares, Forfeited or Canceled			(1,103,700)	(355,000)
Weighted-Average Exercise Price, Forfeited or Canceled			$ 0.93	$ 1.12
Shares, Outstanding at End of Year			7,147,500	7,616,200
Weighted-Average Exercise Price, Outstanding at End of Year			$ 0.85	$ 0.72
Shares, Options Exercisable at End of Year			7,132,500	7,616,200
Weighted-Average Exercise Price, Options Exercisable at End of Year			$ 0.85	$ 0.72
Weighted-Average Fair Value of Options Granted During the Period			$ 0.71	$ 0.25